Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Mar. 27, 2013
Document Effective Date	Mar. 30, 2013
Prospectus Date	Mar. 30, 2013
PIA BBB Bond Fund | PIA BBB Bond Fund | Managed Account Completion Shares
Risk/Return:
Trading Symbol	PBBBX
PIA MBS Bond Fund | PIA MBS Bond Fund | Managed Account Completion Shares
Risk/Return:
Trading Symbol	PMTGX
PIA Short-Term Securities Fund | PIA Short-Term Securities Fund | Advisor Class
Risk/Return:
Trading Symbol	PIASX
PIA Moderate Duration Bond Fund | PIA Moderate Duration Bond Fund | Advisor Class
Risk/Return:
Trading Symbol	PIATX
PIA High Yield Fund | PIA High Yield Fund | Investor Class
Risk/Return:
Trading Symbol	PHYSX
PIA High Yield Fund | PIA High Yield Fund | Investor Class
Risk/Return:
Trading Symbol	PHYSX